FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details)	12 Months Ended
	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2019 EUR (€) $ / $	Jun. 30, 2019 USD ($) $ / $	Jun. 30, 2019 AUD ($) $ / $	Jun. 30, 2018 EUR (€) $ / $	Jun. 30, 2018 USD ($) $ / $	Jun. 30, 2018 AUD ($) $ / $
FINANCIAL RISK MANAGEMENT
Financial assets					$ 3,003,963			$ 5,791,923
Financial liabilities					1,005,308			945,130
Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities					1,005,308			945,130
Cash at bank / on hand
FINANCIAL RISK MANAGEMENT
Financial assets					$ 2,131,741			$ 5,487,035
Foreign currency risk
FINANCIAL RISK MANAGEMENT
Financial assets			€ 27,052	$ 203,723		€ 28,952	$ 2,157,796
Financial liabilities			€ 1,900	$ 117,992			$ 116,063
Percentage of foreign exchange rate decrease	5.13%
Exchange rate | $ / $			0.7023	0.7023	0.7023	0.7403	0.7403	0.7403
Percentage of reasonably possible increase in risk assumption			10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption			10.00%	10.00%	10.00%
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ 11,851	$ 306,000
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ 9,696	$ 250,000
Foreign currency risk | Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities			€ 1,900	$ 117,992			$ 116,063
Foreign currency risk | Cash at bank / on hand
FINANCIAL RISK MANAGEMENT
Financial assets			€ 27,052	$ 201,737		€ 28,952	$ 2,154,291